Average Annual Total Returns - Administrative Class - PIMCO Long-Term US Government Portfolio	Administrative 1 Year	Administrative 5 Years	Administrative 10 Years	Bloomberg Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	17.39%	7.33%	7.31%	17.70%	7.85%	7.80%